Equity - Schedule of Attributable to the Equity Holders of the Bank (Detail) - CLP ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Diluted earnings per share
Net income for the period	$ 171,331	$ 67,821	$ 14,407
Weighted average number of outstanding shares	512,407	512,407	415,165
Dilutive effects
Assumed convertible debt conversion	0	0	0
Conversion of common shares	0	0	0
Options rights	0	0	0
Adjusted number of shares	512,407	512,407	415,165
Diluted earnings per share (Chilean pesos)	$ 0.334	$ 0.132	$ 0.035
Net income for the period	$ 171,331	$ 67,821	$ 14,407
Weighted average number of outstanding shares	512,407	512,407	415,165
Assumed convertible debt conversion	0	0	0
Adjusted number of outstanding shares	512,407	512,407	415,165
Basic earnings per share (Chilean pesos)	$ 0.334	$ 0.132	$ 0.035